SCHEDULE OF RESTATEMENT (Details) - USD ($)	12 Months Ended
	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales	$ 2,430,194	$ 370,341
Cost of sales	2,557,814	339,629
Gross profit (loss)	(127,620)	30,712
Operating expenses
Sales, general, and administrative	989,916	1,387,939
Depreciation	357,327	28,085
Total operating expenses	1,347,243	1,416,024
Loss from operations	(1,474,863)	(1,385,312)
Other income (expense):
Rental income	84,900	207,538
Settlement expense	(983,500)
Gain on settlement	20,450
Total other income (expense)	(878,150)	207,538
Net loss before income taxes	(2,353,013)	(1,177,774)
Income tax expense	100	1,254
Net loss	(2,353,113)	(1,179,028)
Current assets
Cash	1,260,199	357,189
Accounts receivable, net of allowance of $7,500 and $0	74,167	15,000
Inventories	347,207	418,451
Prepaid expenses	584,132	18,943
Contract asset	43,528
Total current assets	2,309,233	809,583
Property and equipment, net	2,563,766	2,193,565
Deposits	35,000	35,000
Right of use asset	4,239,676	3,123,565
Total assets	9,147,675	6,161,713
Current liabilities
Accounts payable	627,976	468,487
Accrued payroll liabilities	70,973	45,361
Other current liabilities		34,000
Contract liabilities - customer deposits	2,842,356	1,007,709
Lease liability - current portion	475,195	455,661
Total current liabilities	4,016,500	2,011,218
Noncurrent liabilities
Lease liability, net of current portion	3,876,145	2,740,852
Total liabilities	7,892,645	4,752,070
Stockholders’ equity
Common stock, par value $.001, 1,000,000 shares authorized, 500,000 shares issued and outstanding	500	500
Preferred A stock, par value $.001, 100,000 shares authorized, 19,148 and 10,355 issued and outstanding	19	10
Additional paid-in capital	4,786,652	2,588,161
Accumulated deficit	(3,532,141)	(1,179,028)
Total stockholders’ equity	1,255,030	1,409,643
Total liabilities and stockholders’ equity	9,147,675	$ 6,161,713
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales	3,468,587
Cost of sales	2,578,368
Gross profit (loss)	890,219
Operating expenses
Sales, general, and administrative	598,029
Depreciation	358,878
Total operating expenses	956,907
Loss from operations	(66,688)
Other income (expense):
Rental income	84,900
Settlement expense	(983,500)
Gain on settlement	20,450
Total other income (expense)	(878,150)
Net loss before income taxes	(944,838)
Income tax expense	100
Net loss	(944,938)
Current assets
Cash	1,260,199
Accounts receivable, net of allowance of $7,500 and $0	74,167
Inventories	510,318
Prepaid expenses	584,132
Contract asset	222,395
Total current assets	2,651,211
Property and equipment, net	2,563,766
Deposits	35,000
Right of use asset	4,239,676
Total assets	9,489,653
Current liabilities
Accounts payable	627,976
Accrued payroll liabilities	70,973
Other current liabilities
Contract liabilities - customer deposits	1,776,159
Lease liability - current portion	475,195
Total current liabilities	2,950,303
Noncurrent liabilities
Lease liability, net of current portion	3,876,145
Total liabilities	6,826,448
Stockholders’ equity
Common stock, par value $.001, 1,000,000 shares authorized, 500,000 shares issued and outstanding	500
Preferred A stock, par value $.001, 100,000 shares authorized, 19,148 and 10,355 issued and outstanding	19
Additional paid-in capital	4,786,652
Accumulated deficit	(2,123,966)
Total stockholders’ equity	2,663,205
Total liabilities and stockholders’ equity	9,489,653
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Sales	(1,038,393)
Cost of sales	(20,554)
Gross profit (loss)	(1,017,839)
Operating expenses
Sales, general, and administrative	391,887
Depreciation	(1,551)
Total operating expenses	390,336
Loss from operations	(1,408,175)
Other income (expense):
Rental income
Settlement expense
Gain on settlement
Total other income (expense)
Net loss before income taxes	(1,408,175)
Income tax expense
Net loss	(1,408,175)
Current assets
Cash
Accounts receivable, net of allowance of $7,500 and $0
Inventories	(163,111)
Prepaid expenses
Contract asset	(178,867)
Total current assets	(341,978)
Property and equipment, net
Deposits
Right of use asset
Total assets	(341,978)
Current liabilities
Accounts payable
Accrued payroll liabilities
Other current liabilities
Contract liabilities - customer deposits	1,066,197
Lease liability - current portion
Total current liabilities	1,066,197
Noncurrent liabilities
Lease liability, net of current portion
Total liabilities	1,066,197
Stockholders’ equity
Common stock, par value $.001, 1,000,000 shares authorized, 500,000 shares issued and outstanding
Preferred A stock, par value $.001, 100,000 shares authorized, 19,148 and 10,355 issued and outstanding
Additional paid-in capital
Accumulated deficit	(1,408,175)
Total stockholders’ equity	(1,408,175)
Total liabilities and stockholders’ equity	$ (341,978)